SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of reportable segments financial information	inancial information by reportable segment for the periods ended December 31 is presented in the following tables. Inter-segment transactions are not material and are made on terms which are comparable to transactions with third parties.

	Total revenue			Adjusted EBITDA			CAPEX excl licenses and ROU
	2022	2021*	2020*	2022	2021*	2020*	2022	2021*	2020*

Pakistan**	1,285	1,408	1,233	654	643	612	258	318	249
Ukraine	971	1,055	933	575	704	630	177	203	179
Kazakhstan	636	569	479	322	307	265	122	134	119
Uzbekistan	233	194	198	124	89	68	64	34	52
Bangladesh	576	564	537	210	235	228	199	89	126
Others	66	81	125	26	41	22	16	25	33
HQ and eliminations	(12)	(21)	(23)	(164)	(179)	(200)	5	3	18

Total	3,755	3,850	3,482	1,747	1,840	1,625	841	806	776
*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).
**In 2022, Pakistan Adjusted EBITDA includes the impact of SIM tax reversal. refer to Note 3 and Note 4.

Summary of segments reconciliation of consolidated Adjusted EBITDA to consolidated income statement before tax
The following table provides the reconciliation of consolidated Profit / (loss) before tax from continuing operations to Adjusted EBITDA for the years ended December 31:

	2022	2021*	2020*

Profit / (loss) before tax from continuing operations	802	464	373

Depreciation	557	605	553
Amortization	221	194	177
Impairment loss / (reversal)	(107)	27	62
(Gain) / loss on disposal of non-current assets	1	(9)	10
(Gain) / loss on disposal of subsidiaries	(88)	—	—
Finance costs	583	591	569
Finance income	(32)	(13)	(19)
Other non-operating (gain) / loss	(9)	(26)	(84)
Net foreign exchange (gain) / loss	(181)	7	(16)

Total Adjusted EBITDA	1,747	1,840	1,625
*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).